Commitments and Contingencies - Schedule of Schedule of Other Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Abstract]
2023	$ 2,025
2024	1,950
2025	2,250
2026	1,200
2027	0
Thereafter	0
Total	$ 7,425